Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Inventories [Abstract]
Crude oil	$ 5,419	$ 7,537
Materials and spares	5,496	5,789
Inventories	$ 10,915	$ 13,326